Document and Entity Information	Mar. 09, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 09, 2023
Entity File Number	001-39392
Entity Registrant Name	TREAN INSURANCE GROUP, INC.
Entity Central Index Key	0001801754
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	84-4512647
Entity Address, Address Line One	150 Lake Street West
Entity Address, City or Town	Wayzata
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55391
City Area Code	952
Local Phone Number	974-2200
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	TIG
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false